Shenkman Short Duration High Income Fund
Shenkman Short Duration High Income Fund
Investment Objective
The Short Duration Fund seeks to generate a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus.  More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 25 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 27 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 42 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Shenkman Short Duration High Income Fund	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Shenkman Short Duration High Income Fund		Class A	Class C	Class F	Institutional Class
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (includes Shareholder Servicing Plan Fee)		0.29%	0.29%	0.29%	0.19%
Shareholder Servicing Plan Fee		0.10%	0.10%	0.10%	none
Total Annual Fund Operating Expenses	[1]	1.09%	1.84%	0.84%	0.74%
Less: Fee Waiver	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		1.01%	1.76%	0.76%	0.66%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[2]	Shenkman Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Short Duration Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.00%, 1.75%, 0.75% and 0.65% of average daily net assets of the Fund's Class A, Class C, Class F and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least Janaury 27, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

if you redeem your shares at the end of the period
Expense Example - Shenkman Short Duration High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	400	629	875	1,582
Class C	279	571	988	2,152
Class F	78	260	458	1,030
Institutional Class	67	229	404	911

if you do not redeem your shares at the end of the period
Expense Example No Redemption - Shenkman Short Duration High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	400	629	875	1,582
Class C	179	571	988	2,152
Class F	78	260	458	1,030
Institutional Class	67	229	404	911

Portfolio Turnover
The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Short Duration Fund
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by Standard & Poor’s (“S&P”) Ratings Services or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments.  The Fund generally invests in high yield instruments rated CCC or better by S&P or Moody’s, but retains the discretion to invest in even lower rated instruments.

The fixed-income securities and loans in which the Short Duration Fund invests include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase).  Duration is a measure of a debt  instrument’s price sensitivity to yield.  Higher duration indicates debt instruments that are more sensitive to interest rate changes.  Bonds with shorter duration are typically less sensitive to interest rate changes.  Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities.  Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks.  The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process.  Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit.  The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.

The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Short Duration Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of instruments in which the Fund invests.  These risks include:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.  Investments in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

•
Bank Loan Risk.  The Short Duration Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged for payment of principal and interest.  When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.  Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short Duration Fund may not be able to make interest or principal payments.

•
Derivatives Risk. The Short Duration Fund may invest in derivative securities for bona fide hedging purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Foreign Instruments Risk.  Investments in foreign instruments involve certain risks not associated with investments in U.S. companies.  Foreign instruments in the Short Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
High Yield Risk.  High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”)  typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such  instruments than more highly rated bonds and loans.

•
Impairment of Collateral Risk.  The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Short Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk.  The Fund’s investments in fixed-income instruments will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Instruments with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•
Investment Risk.  The Short Duration Fund is not a complete investment program and you may lose money by investing in the Fund.  The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Leverage Risk.  Leverage can increase the investment returns of the Short Duration Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Liquidity Risk.  Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices.  The Short Duration Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists.  For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests.  Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans.  High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

•	Management Risk. The Short Duration Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results.

•
Market Risk.  The prices of some or all of the instruments in which the Short Duration Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Short Duration Fund to sell these bonds.

•
U.S. Government Obligations Risk.  Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Performance
The following information provides some indication of the risks of investing in the Short Duration Fund.  The bar chart shows the annual total returns of the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A and Class C.  If sales charges were included, the returns would be lower than those shown in the bar chart. The table shows how the Fund’s Institutional Class, Class A (reflecting the sales charges), Class C (reflecting the sales charges) and Class F average annual returns for one year, five years and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Short Duration Fund’s highest return for a calendar quarter was 2.29% (quarter ended September 30, 2013) and the Fund’s lowest return for a calendar quarter was -1.27% (quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Returns - Shenkman Short Duration High Income Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	3.54%		3.23%		3.33%		Oct. 31, 2012
Class A	Class A Return Before Taxes	0.12%		2.27%		2.39%		Oct. 31, 2012
Class C	Class C Return Before Taxes	1.49%	[1]	2.14%	[1]	2.23%	[1]	Jan. 28, 2014
Class F	Class F Return Before Taxes	3.46%	[2]	3.12%	[2]	3.22%	[2]	May 17, 2013
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	2.17%		1.76%		1.88%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.99%		1.79%		1.88%
ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) (reflects no deduction for fees, expenses or taxes)	ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) (reflects no deduction for fees, expenses or taxes)	0.55%		0.50%		0.51%		Oct. 31, 2012
ICE BofAML 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) (reflects no deduction for fees, expenses or taxes)	ICE BofAML 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) (reflects no deduction for fees, expenses or taxes)	4.00%		3.99%		4.11%		Oct. 31, 2012
[1]	The Institutional Class incepted on October 31, 2012, and Class C incepted on January 28, 2014. Class C performance for the period from October 31, 2012 to January 28, 2014, reflects the performance of the Institutional Class, adjusted to reflect Class C fees and expenses.
[2]	The Institutional Class incepted on October 31, 2012, and Class F incepted on May 17, 2013. Class F performance for the period from October 31, 2012 to May 17, 2013, reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).  The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A, Class C and Class F will vary to the extent each class has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.